Business Combinations (Details 2) - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Jan. 02, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Consideration transferred			₩ 191,983,279
Fair Value of Net Assets Attributable to the Acquired Interest			324,207
- Fair Value of Identifiable Net Assets			2,939,533
- Non-controlling interest		₩ (293,506)	(2,615,326)		₩ (590,774)
Goodwill		60,617,031	191,659,072	[1]	₩ 3,267,730
K Enter [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			169,012,604
Fair Value of Net Assets Attributable to the Acquired Interest			(3,485,411)
- Fair Value of Identifiable Net Assets			(3,485,411)
- Non-controlling interest
Goodwill		41,759,247	172,498,015	[1]
LAMP [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			7,959,688
Fair Value of Net Assets Attributable to the Acquired Interest			770,789
- Fair Value of Identifiable Net Assets			1,503,038
- Non-controlling interest			(732,249)
Goodwill		7,188,900	7,188,899	[1]
Bidangil [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			5,310,988
Fair Value of Net Assets Attributable to the Acquired Interest			1,988,022
- Fair Value of Identifiable Net Assets			3,703,178
- Non-controlling interest			(1,715,156)
Goodwill		1,818,494	3,322,966	[1]
Apeitda [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			3,979,845
Fair Value of Net Assets Attributable to the Acquired Interest			421,458
- Fair Value of Identifiable Net Assets			826,387
- Non-controlling interest			(404,929)
Goodwill		1,705,701	3,558,387	[1]
Anseilen [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			2,005,971
Fair Value of Net Assets Attributable to the Acquired Interest			(297,451)
- Fair Value of Identifiable Net Assets			(583,238)
- Non-controlling interest			285,787
Goodwill		₩ 2,303,422	2,303,422	[1]
Solaire Partners [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred			3,714,183
Fair Value of Net Assets Attributable to the Acquired Interest			926,800
- Fair Value of Identifiable Net Assets			975,579
- Non-controlling interest			(48,779)
Goodwill	[1]		₩ 2,787,383

[1]	The goodwill of Korean Won 191,659,072 thousand arising from the acquisition is attributable to synergies expected from the combination of operations and the customer base acquired. None of the goodwill recognized is expected to be deductible for income tax purposes.